Expense Example, No Redemption - Macquarie Emerging Markets Fund - Class C	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
USD ($)	220	714	1,235	2,663